Prepaid Expenses and Advance Payment to Suppliers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expenses And Advance Payment To Suppliers
Schedule of Prepaid Expenses, Taxes and Other Current Assets
	June 30, 2021 (Unaudited)	December 31, 2020 (Audited)
	$	$
Prepaid expenses	42,138	76,597
Advance payments to Suppliers	196,101	122,616
	238,239	199,213

	2019	2018
Advance payment to suppliers	96,717	-
Prepaid expenses	-	12,000
	96,717	12,000